Note 12 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2019	2018

Balance, January 1	$151,585	$117,708
RNCI share of earnings	7,874	11,180
RNCI redemption increment	16,105	13,235
Distributions paid to RNCI	(5,725)	(6,913)
Purchases of interests from RNCI, net	(30,648)	(3,890)
RNCI recognized on business acquisitions	35,307	19,889
Other	164	376
Balance, December 31	$174,662	$151,585